Net Loss per Share	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Net Income/(Loss) Per Common Share (Note 8) (in dollars per share)
Net Loss per Share

Note 8 – Net Income/Loss Per Share (“EPS”):

Basic earnings per share (“EPS”) for the three-month period ended October 31, 2013 has been computed by dividing the net income available to common stockholders for the period by the weighted average shares outstanding during that period.

Diluted EPS for the three-month period ended October 31, 2013 has been computed by dividing the net income available to common stockholders payments for the period ($530,094), as adjusted downwards by the remaining “make-whole payments on the outstanding convertible preferred stock ($99,900) (see Note 5), by the diluted weighted average shares outstanding during that period. Per the treasury method of calculating Diluted EPS, 32,308,428 shares representing outstanding stock options and 18,410,183 shares representing outstanding warrants which have an exercise price lower than the average market price for the quarter ended October 31, 2013, are included in the calculation of EPS. In addition, 15,663,334 shares underlying the remaining Series E convertible preferred stock (including 3,330,000 shares for “make-whole payments”) have been added to the number of shares used in the Diluted EPS calculation. All remaining outstanding stock options and warrants which have out-of-the-money exercise prices, representing 22,797,402 incremental shares in aggregate, have been excluded from the October 31, 2013 computation of Diluted EPS, as they are anti-dilutive.

Basic EPS and Diluted EPS for the three-month period ended October 31, 2012 have been computed by dividing the net loss available to common stockholders for the period by the weighted average shares outstanding during that period. All outstanding stock options, non-vested restricted stock, warrants and common stock underlying convertible preferred stock, representing 162,146,167 incremental shares at October 31, 2012, have been excluded from the computation of Diluted EPS as they are anti-dilutive, due to the loss generated during that period.

Note 14 - Net Loss per Share:

Basic loss per share (“EPS”) and Diluted EPS for the years ended July 31, 2013, 2012 and 2011 have been computed by dividing the net loss available to common stockholders for each respective period by the weighted average shares outstanding during that period. All outstanding options, warrants, non-vested restricted stock and shares to be issued upon conversion of the outstanding convertible preferred stock, representing approximately 298,931,138, 94,643,712 and 115,875,372 incremental shares, have been excluded from the respective 2013, 2012 and 2011 computation of diluted EPS as they are anti-dilutive due to the losses generated during the respective years.